Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2019
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2019	2018
Year ended March 31,	in 000'$	in 000'$
Accounts payable	388	29
Accrued interest	523	-
Other accrued expenses	196	98
	$1,107	$127